PRINCIPAL ACCOUNTING POLICIES - Option activity (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Shares
Outstanding, beginning	66,081,119	57,583,856	54,368,896
Granted	17,311,708	15,404,097	8,921,248
Exercised	(4,493,648)	(5,106,035)	(3,495,960)
Forfeited	(1,424,477)	(1,800,799)	(2,210,328)
Outstanding, ending	77,474,702	66,081,119	57,583,856	54,368,896
Vested and expect to vest, ending	74,652,470
Exercisable, ending	42,196,796
Weighted Average Exercise Price
Outstanding, beginning (in dollars per share)	$ 23.02	$ 22.55	$ 22.21
Granted (in dollars per share)	14.15	18.46	15.87
Exercised (in dollars per share)	5.7	9.32	6.96
Forfeited (in dollars per share)	10.8	7.9	12
Outstanding, ending (in dollars per share)	22.26	$ 23.02	$ 22.55	$ 22.21
Vested and expect to vest, ending (in dollars per share)	22.43
Exercisable, ending (in dollars per share)	$ 25.97
Weighted Average Remaining Contractual Life (Years)
Outstanding	5 years 3 days	5 years 5 months 1 day	5 years 1 month 28 days	5 years 7 months 17 days
Vested and expect to vest at the end of the period	4 years 11 months 15 days
Exercisable at the end of the period	3 years 9 months 29 days
Aggregate Intrinsic Value
Outstanding	$ 995	$ 398	$ 704	$ 679
Vested and expect to vest	948
Exercisable	$ 410
Assumptions
Pre-vesting forfeiture rate assumptions (as a percent)	8.00%
Total intrinsic value of options exercised	$ 90	$ 128	$ 159